Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 25,109	$ 36,141	$ 30,104
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,282	14,615	13,588
Pension expense	7,657	2,708	7,164
Contributions to pension plan	(4,000)	(2,500)	(4,200)
Deferred income taxes	(563)	(1,367)	241
Gain on sale of property, plant and equipment	(88)	(343)	(2,535)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable – net	(4,750)	(8,529)	(662)
Inventories – net	12,576	(2,987)	(48)
Accounts payable	(4,123)	(693)	2,985
Commissions payable	(1,498)	3,367	(1,487)
Deferred revenue	(2,425)	(3,024)	7,112
Accrued expenses	(2,436)	(3,700)	6,947
Benefit obligations and other	(58)	(4,685)	(8,823)
Net cash provided by operating activities	40,683	29,003	50,386
Cash flows from investing activities:
Capital additions – net	(8,260)	(13,278)	(21,014)
Proceeds from sale of property, plant and equipment	466	681	$ 2,905
Payments for acquisitions, net of cash acquired	(3,386)	(16,667)
Net cash used for investing activities	(11,180)	(29,264)	$ (18,109)
Cash flows from financing activities:
Cash dividends	(10,599)	$ (9,715)	$ (8,662)
Treasury shares repurchased	(4,579)
Proceeds from bank borrowings		$ 18,000	$ 6,000
Payments to bank for borrowings	(13,912)	(15,000)	(19,000)
Net cash used for financing activities	(29,090)	(6,715)	(21,662)
Effect of exchange rate changes on cash	(1,180)	344	389
Net (decrease) increase in cash and cash equivalents	(767)	(6,632)	11,004
Cash and cash equivalents:
Beginning of year	24,491	31,123	20,119
End of period	$ 23,724	$ 24,491	$ 31,123